Consolidated Statements of Cash Flow - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit (loss) for the year	₪ (63,533)	₪ 43,749	₪ 7,293
Taxes paid	(7,611)	(7,971)	(11,796)
Adjustments required to present cash flows from operating activities (A)	17,513	15,489	34,638
Net cash provided by (used in) operating activities	(53,631)	51,267	30,135
Cash flows from investing activities
Purchase of property, plant and equipment	(2,619)	(19,742)	(14,028)
Loans granted (Note 12B)	(5,159)	(95,226)	(7,342)
Increase in restricted cash	(60)		(20,000)
Decrease in restricted cash	4,650	7,404
Payment of deferred consideration for acquisitions		(9,876)
Acquisition of Subsidiaries, net of cash acquired (Note 8)		1,560	(19,094)
Grant of loan measured at fair value through profit or loss (Note 8)		(20,000)
Settlement of obligation to issue shares		(449)
Investment in assets measured at fair value through profit or loss			(1,246)
Repayment of loans granted	11,291
Proceeds from sales of property, plant and equipment	25
Interest received	845
Payments of contingent consideration	(4,200)	(6,168)	(3,500)
Net cash provided by (used in) investing activities	4,773	(142,497)	(65,210)
Cash flows from financing activities
Proceeds from issuance of shares as part of private issuance, net			128,730
Exercise of share options (Note 18)			8,498
Lease payments	(4,713)	(3,883)	(2,574)
Receipt of loans from banks	62,726	263,474	75,458
Repayment of loans from banks	(119,919)	(120,521)	(3,416)
Repayment of loan from related party	(76)	(1,340)	(3,640)
Interest paid	(20,907)	(17,284)	(5,116)
Net cash provided by (used in) financing activities	(82,889)	120,446	197,940
Increase (decrease) in cash and cash equivalents	(131,747)	29,216	162,865
Exchange differences in respect of balances of cash and cash equivalents	297	7,156	(4,536)
Balance of cash and cash equivalents at beginning of year	232,589	196,217	37,888
Balance of cash and cash equivalents at end of year	101,139	232,589	196,217
Adjustments to items in the Consolidated Statements of Profit or Loss and Other Comprehensive Income:
Impairment losses on property, plant and equipment	4,589
Impairment losses on goodwill	63,101
Changes in loan measured at fair value through profit or loss	2,330
Depreciation	13,166	11,699	7,393
Share-based payment (Note 18O)	2,592	8,907	6,452
Changes in the fair value of financial assets through profit or loss, net	661	172	1,868
Finance expenses, net	19,718	6,785	9,451
Remeasurement of contingent consideration	1,067	(9,567)
Tax expense	2,248	93	11,441
Loss on sale of property, plant and equipment	412
Changes in loan from non controlling interest	(1,014)
Change in liabilities in respect of employee benefits, net	(184)	418	(314)
Total Adjustments of comprehensive income	108,686	18,507	36,291
Changes in assets and liabilities items:
Decrease (increase) in trade receivables	(23,492)	(18,286)	8,391
Decrease (increase) in other receivables	(64,918)	35,035	(4,338)
Increase (decrease) in inventory	34,664	(75,189)	(15,475)
Increase (decrease) in biological assets	5,543	(799)	(2,413)
Increase (decrease) in trade payables	(47,627)	57,033	2,787
Increase (decrease) in other payables	4,657	(812)	9,395
Total of changes in assets and liabilities	(91,173)	(3,018)	(1,653)
Total Adjustments to reconcile profit (loss)	17,513	15,489	34,638
Acquisition of subsidiary, net of cash against share issuance (Note 8)			17,376
Purchase of property, plant and equipment	7,364
Additions to right-of-use assets	2,976
De-recognition of non-controlling interests (Note 16(6))	13,561
Trade and other receivables	(1,936)	20,927
Inventory and biological assets	(2,631)	22,788
Property, plant, equipment and right-of-use asset	(1,934)	6,268
Trade and other payables	7,907	(51,053)
Short term loan	4,286	(4,265)
Short term loan to related parties	(2,598)	(5,119)
Lease liability		(2,650)
Goodwill	(15,882)	68,005
Issuance of shares		(17,376)
Non-controlling interests	(142)	9,043
Contingent consideration	10,185	(18,668)
Deferred consideration	4,352	(9,862)
Deferred tax assets (liabilities)		1,056
Financial assets measured at fair value through profit or loss	(47)
Total acquisition of subsidiary, net of cash	₪ 1,560	₪ (19,094)